UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   March 26, 2026 to April 17, 2026

Commission File Number of issuing entity:  333-286173-03

Central Index Key Number of issuing entity:  0002109998

Benchmark 2026-V21 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-286173

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Scott Epperson (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4378484
38-4378485
38-7370569
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on April 27, 2026 (SEC Accession No. 0001888524-26-007328) (the "Original 10-D").  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D (the “Monthly Distribution Report”) including the following: (i) the CUSIPs assigned to the Class RR-C and Class RR-I Certificates were updated, (ii) the “Current Credit Support” and “Original Credit Support” percentages assigned to the Certificates on page 2 were updated, (iii) references to Class LR were removed, (iv) references to Class RR-C and Class RR-I Certificates were added to page 5 and (v) the data reflected in the “Under / Over Collateralization Reconciliation” chart on page 8 was updated.  The updated information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 17, 2026 a distribution was made to holders of the certificates issued by Benchmark 2026-V21 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by Benchmark 2026-V21 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 26, 2026 to April 17, 2026.

The Depositor has filed a Form ABS-15G on February 13, 2026. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2026. The CIK number of GSMC is 0001541502.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G on February 10, 2026. The CIK number of CREF is 0001701238.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2026. The CIK number of GACC is 0001541294.

Barclays Capital Real Estate Inc., one of the sponsors, has filed a Form ABS-15G on February 13, 2026. The CIK number of Barclays Capital Real Estate Inc. is 0001549574.

Bank of Montreal, one of the sponsors, has filed a Form ABS-15G on February 11, 2026. The CIK number of Bank of Montreal is 0000927971.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on April 27, 2026 under Commission File No. 333-286173-03 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on April 27, 2026 under Commission File No. 333-286173-03 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

KeyBank National Association, in its capacity as Master Servicer for Benchmark 2026-V21 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2026	$0.00

REO Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Benchmark 2026-V21 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2026	$8,121.94

Interest Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	N/A	N/A
Current Distribution Date	04/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Benchmark 2026-V21 Mortgage Trust, relating to the April 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on April 27, 2026 under Commission File No. 333-286173-03  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on April 27, 2026 under Commission File No. 333-286173-03  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Scott Epperson
Scott Epperson, Chief Executive Officer

Date: June 5, 2026